ACCOUNTS RECEIVABLE, NET (Details Narrative) - Goodvision Inc [Member] - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended
	Aug. 01, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable allowance for credit losses
Accounts receivable			13,250,273	13,250,273	$ 1,056,554	$ 455,984
Billed accounts receivable			10,058,495	10,058,495
Unbilled accounts receivable			$ 3,191,778	$ 3,191,778
Percentage of accounts receivable				24.10%
Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collection of accounts receivable	$ 5,300,000	$ 2,800,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Largest Customer One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage				55.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Largest Customer Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage				39.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Largest Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage			95.00%	94.90%
Financing Receivables 31 to 60 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable			$ 2,362,828	$ 2,362,828
Not Yet Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed accounts receivable			3,673,089	$ 3,673,089
Percentage of accounts receivable				27.70%
1 to 30 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed accounts receivable			4,020,675	$ 4,020,675
Percentage of accounts receivable				30.30%
31 to 60 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed accounts receivable			2,362,828	$ 2,362,828
Percentage of accounts receivable				17.80%
More than 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed accounts receivable			$ 1,902	$ 1,902